Derivatives, Hedges, Financial Instruments and Carbon Credits - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2015 USD ($) MMBTU Unit oz $ / shares $ / MMBTU $ / Transaction $ / € shares	Dec. 31, 2014 EUR (€) MMBTU Unit oz $ / MMBTU $ / Transaction $ / oz $ / €	Dec. 31, 2013 USD ($)	Dec. 31, 2015 EUR (€) MMBTU Unit oz $ / Transaction $ / €	Feb. 28, 2011 USD ($)
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contractual weighted-average cost | $ / MMBTU	2.35	3.24
Estimated weighted-average market value | $ / MMBTU	2.35
Contractual weighted-average exchange rate | $ / €	1.12	1.27		1.12
Contractual weighted-average pay rate	3.23%
Estimated market weighted-average receive rate	0.61%
Carbon credit fair value per unit | $ / Transaction	2.35	2.50		2.35
Derivative future or forward contracts in volume | MMBTU	1,820,000	8,279,000		1,820,000
Future or forward copper contracts period		2015-05
The month future or forward natural gas contract period ends	2016-12	2016-06
Future or forward contract in ounces | oz	0	3,000		0
Future or forward platinum contracts settlement period		2015-04
Weighted-average cost per ounce of future or forward platinum contracts | $ / oz		1,224.26
Amount of foreign currency contract | €		€ 819,000		€ 280,000
Future or forward foreign exchange contracts settlement period	2017-02	2015-05
LIBOR rate					3.23%
Interest rate swap declining balance beginning balance					$ 23,800,000
Interest rate swap declining balance ending balance					$ 18,800,000
Interest rate contracts fixed rate description	fixed three-month LIBOR rate of 3.23% on a declining balance
Maturity period interest rate contracts held	Mar. 31, 2016
Number of carbon credits | Unit	495,000	1,112,000		495,000
Assets measured at fair value on a recurring basis transferred between Level 1 and Level 2 classifications	$ 0
Assets measured at fair value on a recurring basis transferred between Level 2 and Level 1 classifications	0
Liabilities measured at fair value on a recurring basis transferred between Level 1 and Level 2 classifications	0
Liabilities measured at fair value on a recurring basis transferred between Level 2 and Level 1 classifications	$ 0
Assets or liabilities measured at fair value on a recurring basis transferred between Level 1 and Level 2 classifications			$ 31,000
12% Senior Secured Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt instrument, interest rate	12.00%			12.00%
7.75% Senior Secured Notes [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Debt instrument, interest rate	7.75%			7.75%
Foreign Exchange Contracts [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Contractual weighted-average exchange rate | $ / €	1.12			1.12
Total estimated market weighted-average exchange rate | $ / €	1.09
Embedded Derivative [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Participating right in dividends and liquidating distributions expressed in number of common shares | shares	456,225
Embedded Derivative [Member] | Common Stock Shares [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Market price of common stock per share | $ / shares	$ 7.25